Other Assets and Liabilities - Summary of Other Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Other assets
Advance payments		₩ 181,150	₩ 151,266
Prepaid expenses		107,775	100,697
Contract Cost		1,817,678	1,801,244
Contract assets		802,253	745,085
Others		12,964	22,212
Less: Non-current		(820,608)	(776,363)
Current		2,101,212	2,044,323
Other liabilities
Advances received	[1]	387,986	372,375
Withholdings		155,017	135,160
Unearned revenue	[1]	46,493	35,577
Lease liabilities		1,172,038	1,159,369
Contract liabilities		284,107	323,651
Others		33,108	25,757
Less: Non-current		(945,731)	(927,596)
Current		₩ 1,133,018	₩ 1,124,293

[1]	The amounts include adjustments arising from adoption of IFRS 15 (Note 26).